Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 108.5%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran SA	76,312	$ 14,248,126
		$ 14,248,126
Air Freight & Logistics — 1.2%
GXO Logistics, Inc.(1)(2)	327,441	$ 17,806,242
		$ 17,806,242
Automobiles — 0.4%
Tesla, Inc.(1)	35,060	$ 6,566,387
		$ 6,566,387
Banks — 8.9%
Banco Santander SA	2,468,762	$ 9,922,101
Barclays PLC	8,762,071	16,282,795
Citigroup, Inc.	282,411	15,863,026
HDFC Bank Ltd.	797,141	14,019,367
HSBC Holdings PLC	1,154,774	9,016,132
KBC Group NV	173,255	11,301,700
Skandinaviska Enskilda Banken AB, Class A	679,103	9,644,713
Societe Generale SA	440,327	11,318,614
Swedbank AB, Class A	563,290	11,478,711
Toronto-Dominion Bank	190,341	11,562,460
Truist Financial Corp.	357,260	13,240,056
		$ 133,649,675
Beverages — 0.7%
Diageo PLC	297,091	$ 10,730,292
		$ 10,730,292
Biotechnology — 1.3%
CSL Ltd.	100,043	$ 19,646,197
		$ 19,646,197
Broadline Retail — 3.5%
Amazon.com, Inc.(1)(2)	341,957	$ 53,071,726
		$ 53,071,726
Capital Markets — 0.9%
Intercontinental Exchange, Inc.	103,116	$ 13,129,760
		$ 13,129,760
Security	Shares	Value
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	76,177	$ 14,140,737
		$ 14,140,737
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc.(1)(2)	90,550	$ 11,827,641
		$ 11,827,641
Diversified Telecommunication Services — 1.1%
Telia Co. AB	4,824,260	$ 12,442,596
Zegona Communications PLC(1)	2,019,306	4,672,961
		$ 17,115,557
Electric Utilities — 2.3%
Enel SpA	769,564	$ 5,251,025
Iberdrola SA	1,458,017	17,555,919
NextEra Energy, Inc.	205,113	12,025,775
		$ 34,832,719
Electrical Equipment — 1.9%
AMETEK, Inc.	98,069	$ 15,892,081
Schneider Electric SE	62,520	12,282,054
		$ 28,174,135
Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.(2)	123,340	$ 27,963,645
Halma PLC	521,549	14,436,000
Keyence Corp.	37,957	16,981,881
		$ 59,381,526
Entertainment — 1.8%
Walt Disney Co.(2)	284,480	$ 27,324,304
		$ 27,324,304
Financial Services — 2.1%
Fidelity National Information Services, Inc.	186,808	$ 11,630,666
Visa, Inc., Class A	73,706	20,140,902
		$ 31,771,568
Food Products — 2.2%
Nestle SA	286,577	$ 32,655,600
		$ 32,655,600
Gas Utilities — 0.3%
Snam SpA	1,011,897	$ 4,942,048
		$ 4,942,048

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 1.1%
Union Pacific Corp.	68,125	$ 16,617,731
		$ 16,617,731
Health Care Equipment & Supplies — 3.6%
Alcon, Inc.	148,790	$ 11,200,167
Boston Scientific Corp.(1)(2)	275,516	17,429,142
Intuitive Surgical, Inc.(1)(2)	43,519	16,459,756
Straumann Holding AG	55,930	8,495,843
		$ 53,584,908
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	23,752	$ 12,154,849
		$ 12,154,849
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	634,370	$ 11,735,845
		$ 11,735,845
Hotels, Restaurants & Leisure — 4.1%
Amadeus IT Group SA	236,436	$ 16,569,522
Compass Group PLC	1,216,665	33,511,519
InterContinental Hotels Group PLC	116,445	11,033,520
		$ 61,114,561
Household Products — 1.9%
Essity AB, Class B	287,747	$ 6,757,246
Reckitt Benckiser Group PLC	294,241	21,273,888
		$ 28,031,134
Industrial Conglomerates — 2.2%
Siemens AG	181,396	$ 32,474,209
		$ 32,474,209
Insurance — 4.7%
AIA Group Ltd.	2,228,145	$ 17,474,040
Allstate Corp.	85,658	13,298,404
Assurant, Inc.	68,145	11,444,953
AXA SA	392,433	13,172,135
RenaissanceRe Holdings Ltd.	62,878	14,388,373
		$ 69,777,905
Interactive Media & Services — 4.3%
Alphabet, Inc., Class C(1)(2)	454,993	$ 64,518,008
		$ 64,518,008
Security	Shares	Value
IT Services — 1.3%
Accenture PLC, Class A	53,261	$ 19,380,613
		$ 19,380,613
Life Sciences Tools & Services — 1.8%
Danaher Corp.	78,180	$ 18,756,164
Sartorius AG, PFC Shares	20,381	7,435,039
		$ 26,191,203
Machinery — 2.0%
Ingersoll Rand, Inc.	154,674	$ 12,352,266
Kone OYJ, Class B	133,281	6,597,583
Volvo AB, Class B	487,601	11,685,514
		$ 30,635,363
Metals & Mining — 2.3%
Anglo American PLC	320,271	$ 7,634,518
Nippon Steel Corp.	322,123	7,751,779
Rio Tinto Ltd.	125,039	10,759,275
thyssenkrupp AG	1,407,060	8,683,932
		$ 34,829,504
Multi-Utilities — 0.4%
CMS Energy Corp.	100,368	$ 5,737,035
		$ 5,737,035
Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips(2)	247,110	$ 27,644,196
EOG Resources, Inc.	195,975	22,299,995
Repsol SA	434,309	6,413,997
		$ 56,358,188
Personal Care Products — 0.3%
Kose Corp.	63,131	$ 4,130,197
		$ 4,130,197
Pharmaceuticals — 8.6%
AstraZeneca PLC	181,552	$ 24,069,590
Eli Lilly & Co.	32,130	20,743,449
Novo Nordisk AS, Class B	187,712	21,456,305
Sanofi SA	285,708	28,612,381
Takeda Pharmaceutical Co. Ltd.	253,559	7,452,221
Zoetis, Inc.	138,848	26,077,043
		$ 128,410,989

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 2.7%
Recruit Holdings Co. Ltd.	444,142	$ 17,543,038
RELX PLC	266,934	11,017,450
Verisk Analytics, Inc.	49,648	11,991,481
		$ 40,551,969
Semiconductors & Semiconductor Equipment — 7.6%
ASML Holding NV	29,084	$ 25,232,926
Infineon Technologies AG	526,512	19,195,008
Micron Technology, Inc.(2)	282,315	24,208,511
NVIDIA Corp.	48,004	29,535,421
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	137,025	15,478,344
		$ 113,650,210
Software — 9.9%
Adobe, Inc.(1)(2)	48,388	$ 29,893,139
Intuit, Inc.	44,768	28,263,381
Microsoft Corp.(3)	226,914	90,216,468
		$ 148,372,988
Specialty Retail — 1.6%
Buckle, Inc.	176,708	$ 6,571,771
TJX Cos., Inc.	186,055	17,658,480
		$ 24,230,251
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.(2)	233,185	$ 42,999,314
		$ 42,999,314
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	15,784	$ 13,133,212
		$ 13,133,212
Tobacco — 1.2%
Imperial Brands PLC	778,031	$ 18,676,733
		$ 18,676,733
Trading Companies & Distributors — 2.4%
Ashtead Group PLC	221,406	$ 14,478,156
IMCD NV	139,414	21,280,254
		$ 35,758,410
Total Common Stocks (identified cost $1,385,995,361)		$1,624,069,569

Corporate Bonds — 12.6%
Security	Principal Amount (000's omitted)	Value
Banks — 7.8%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(4)(5)(6)	$375	$ 378,156
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(5)(6)	3,800	3,459,077
Banco Davivienda SA, 6.65% to 4/22/31(4)(5)(6)	1,000	705,200
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	2,470	2,355,798
7.625% to 1/10/28(4)(5)(6)	1,160	1,133,175
8.375% to 10/14/30(4)(5)(6)	1,105	1,092,224
Banco Santander SA, 9.625% to 5/21/33(5)(6)	5,400	5,805,000
Bank of America Corp., Series TT, 6.125% to 4/27/27(5)(6)	2,338	2,334,027
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25(5)(6)	350	344,829
Bank of Nova Scotia:
4.90% to 6/4/25(5)(6)	1,625	1,551,946
8.00% to 1/27/29, 1/27/84(6)	1,190	1,211,827
8.625% to 10/27/27, 10/27/82(6)	3,960	4,107,130
Barclays PLC:
6.125% to 12/15/25(5)(6)	3,796	3,602,555
8.00% to 3/15/29(5)(6)	3,629	3,519,445
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(4)(6)	1,000	1,044,459
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	1,210	985,668
7.75% to 8/16/29(4)(5)(6)	3,950	3,999,545
Citigroup, Inc., Series W, 4.00% to 12/10/25(5)(6)	8,826	8,269,489
Discover Bank, 5.974%, 8/9/28	1,250	1,208,315
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	3,200	2,960,000
HSBC Holdings PLC, 4.60% to 12/17/30(5)(6)	3,637	3,025,234
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(6)	3,676	3,410,099
ING Groep NV, 6.50% to 4/16/25(5)(6)	4,708	4,607,660
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)	7,203	6,656,428
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(6)	6,125	6,071,276
NatWest Group PLC:
4.60% to 6/28/31(5)(6)	752	568,753
6.00% to 12/29/25(5)(6)	1,642	1,603,717
8.00% to 8/10/25(5)(6)	5,035	5,058,111
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(5)(6)	2,475	2,430,409
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(6)	2,250	2,212,111

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	$3,548	$ 2,907,734
9.375% to 11/22/27(4)(5)(6)	662	688,632
10.00% to 11/14/28(4)(5)(6)	950	1,015,927
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	5,625	5,856,351
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)	4,161	3,858,936
UBS Group AG:
4.375% to 2/10/31(4)(5)(6)	2,750	2,187,332
6.875% to 8/7/25(5)(6)(7)	1,471	1,457,710
9.25% to 11/13/33(4)(5)(6)	1,300	1,419,484
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(6)	3,765	3,896,081
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)	8,820	8,269,818
		$ 117,269,668
Capital Markets — 0.4%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$507	$ 503,885
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(5)(6)	1,775	1,754,344
Series I, 4.00% to 6/1/26(5)(6)	3,551	3,231,486
		$ 5,489,715
Diversified Financial Services — 0.9%
Air Lease Corp., Series B, 4.65% to 6/15/26(5)(6)	$3,579	$ 3,317,682
Ally Financial, Inc., 6.70%, 2/14/33	1,215	1,220,419
Alpha Holding SA de CV:
9.00%, 2/10/25(4)(8)	3,050	45,746
10.00%, 12/19/22(4)(8)	443	6,639
American AgCredit Corp., Series A, 5.25% to 6/15/26(4)(5)(6)	5,139	4,830,660
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(5)(6)	1,046	952,947
Series W, 7.50% to 2/10/29(5)(6)	2,425	2,553,207
Unifin Financiera SAB de CV, 7.375%, 2/12/26(4)(8)	1,325	97,056
		$ 13,024,356
Electric Utilities — 0.9%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(5)(6)	$1,941	$ 1,762,372
Edison International, Series B, 5.00% to 12/15/26(5)(6)	757	721,228
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	3,025	2,975,537
Sempra, 4.125% to 1/1/27, 4/1/52(6)	4,252	3,764,721
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Southern California Edison Co., Series E, 9.767%, (3 mo. SOFR + 4.461%)(5)(9)	$1,705	$ 1,715,675
Southern Co., Series 21-A, 3.75% to 6/15/26, 9/15/51(6)	2,980	2,785,118
		$ 13,724,651
Food Products — 0.3%
Land O' Lakes, Inc., 8.00%(4)(5)	$5,982	$ 5,323,980
		$ 5,323,980
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$2,886	$ 2,499,342
		$ 2,499,342
Insurance — 1.3%
Allianz SE, 3.50% to 11/17/25(4)(5)(6)	$2,800	$ 2,541,842
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(6)	3,575	3,589,177
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(6)	6,337	5,564,605
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(6)	1,490	1,392,854
QBE Insurance Group Ltd., 5.875% to 5/12/25(4)(5)(6)	6,060	5,981,380
		$ 19,069,858
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$2,750	$ 2,580,499
		$ 2,580,499
Pipelines — 0.4%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(6)	$5,668	$ 5,881,056
		$ 5,881,056
Telecommunications — 0.2%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(6)	$3,750	$ 3,580,521
		$ 3,580,521
Total Corporate Bonds (identified cost $196,376,588)		$ 188,443,646

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.6%
Security	Shares	Value
Equity Funds — 0.6%
Global X U.S. Preferred ETF	81,664	$ 1,641,446
iShares Preferred & Income Securities ETF	242,798	7,784,104
Total Exchange-Traded Funds (identified cost $9,485,515)		$ 9,425,550

Preferred Stocks — 1.5%
Security	Shares	Value
Banks — 0.0%(10)
Farm Credit Bank of Texas, 9.656%(4)(9)	4,562	$ 462,473
		$ 462,473
Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,749,077
		$ 2,749,077
Electric Utilities — 0.4%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$ 2,766,120
SCE Trust III, Series H, 5.75% to 3/15/24(6)	70,122	1,747,440
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	12,679	289,462
SCE Trust V, Series K, 5.45% to 3/15/26(6)	68,884	1,662,171
		$ 6,465,193
Insurance — 0.4%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	98,908	$ 2,491,492
Athene Holding Ltd., Series C, 6.375% to 6/30/25(6)	113,887	2,840,342
		$ 5,331,834
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy LP, Series B, 11.282%, (3 mo. SOFR + 5.905%)(9)	55,258	$ 1,420,131
		$ 1,420,131
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A, 5.75%	105,313	$ 1,220,578
Series A-1, 6.50%	97,229	1,301,896
Series A2, 6.375%	42,985	545,909
		$ 3,068,383
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	205,028	$ 3,795,068
		$ 3,795,068
Total Preferred Stocks (identified cost $29,539,573)		$ 23,292,159

Miscellaneous — 0.0%
Security	Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding SA, Escrow Certificates(1)(11)	7,410,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(12)	21,235,513	$ 21,235,513
Total Short-Term Investments (identified cost $21,235,513)		$ 21,235,513
Total Investments — 124.6%(13) (identified cost $1,642,632,550)		$1,866,466,437
Other Assets, Less Liabilities — (24.6)%		$ (369,087,892)
Net Assets — 100.0%		$1,497,378,545
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2024 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2024 was $284,018,029 and the total market value of the collateral received by State Street Bank and Trust Company was $298,658,427 comprised of cash.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $55,204,317 or 3.7% of the Fund's net assets.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $1,457,710 or 0.1% of the Fund's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments.
(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(10)	Amount is less than 0.05%.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(13)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	51.8%	$967,426,238
United Kingdom	11.8	220,282,645
France	5.5	102,364,028
Germany	3.8	70,330,030
Spain	3.2	59,725,616
Switzerland	3.1	57,416,136
Japan	2.9	53,859,116
Sweden	2.8	52,008,780
Netherlands	2.7	51,120,840
Canada	2.2	41,992,290
Australia	2.0	36,765,008
Denmark	1.1	21,456,305
Ireland	1.1	19,884,498
Hong Kong	0.9	17,474,040
Taiwan	0.8	15,478,344
Bermuda	0.8	14,388,373
Italy	0.8	14,089,154
India	0.8	14,019,367
Belgium	0.6	11,301,700
Mexico	0.4	8,355,596
Finland	0.4	6,597,583
Colombia	0.0(1)	705,200
Exchange-Traded Funds	0.5	9,425,550
Total Investments	100.0%	$1,866,466,437
(1)	Amount is less than 0.05%.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	303	Long	3/15/24	$ 73,788,075	$ 780,694
STOXX Europe 600 Index	(2,837)	Short	3/15/24	(74,625,138)	(1,070,872)
					$(290,178)
Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $21,235,513, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,329,290	$116,701,753	$(129,795,530)	$ —	$ —	$21,235,513	$188,272	21,235,513
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 91,842,312	$ 17,115,557	$ —	$ 108,957,869
Consumer Discretionary	83,868,364	74,247,773	—	158,116,137
Consumer Staples	11,827,641	94,223,956	—	106,051,597
Energy	49,944,191	6,413,997	—	56,358,188
Financials	124,698,600	123,630,308	—	248,328,908
Health Care	111,620,403	128,367,743	—	239,988,146
Industrials	88,800,538	141,606,384	—	230,406,922
Information Technology	307,938,836	75,845,815	—	383,784,651
Materials	—	34,829,504	—	34,829,504
Real Estate	11,735,845	—	—	11,735,845
Utilities	17,762,810	27,748,992	—	45,511,802
Total Common Stocks	$900,039,540	$724,030,029**	$ —	$1,624,069,569
Corporate Bonds	$ —	$188,443,646	$ —	$ 188,443,646
Exchange-Traded Funds	9,425,550	—	—	9,425,550
Preferred Stocks:
Communication Services	3,795,068	—	—	3,795,068
Energy	1,420,131	—	—	1,420,131
Financials	8,080,911	462,473	—	8,543,384
Real Estate	3,068,383	—	—	3,068,383
Utilities	6,465,193	—	—	6,465,193
Total Preferred Stocks	$ 22,829,686	$ 462,473	$ —	$ 23,292,159
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	21,235,513	—	—	21,235,513
Total Investments	$953,530,289	$912,936,148	$ 0	$1,866,466,437
Futures Contracts	$ 780,694	$ —	$ —	$ 780,694
Total	$954,310,983	$912,936,148	$ 0	$1,867,247,131
Liability Description
Futures Contracts	$ (1,070,872)	$ —	$ —	$ (1,070,872)
Total	$ (1,070,872)	$ —	$ —	$ (1,070,872)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.